Amounts Due to Related Parties	12 Months Ended
Dec. 31, 2022
Amount Due to Related Parties [Abstract]
AMOUNTS DUE TO RELATED PARTIES

NOTE 11 – AMOUNTS DUE TO RELATED PARTIES

At December 31, 2022 and 2021, amounts due to related parties consisted of the following:

	December 31,	December 31,
Name of related party	2022	2021
Mr. Song (1)	$912,351	$135,718

(1)	The Company’s CEO and Chairman

Amounts due to related parties are non-interest bearing, unsecured and payable on demand.